Advances for Vessels' Acquisitions	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Advances for Vessels' Acquisitions
5. Advances for Vessels’ Acquisitions
For the years ended December 31, 2023 and 2024, the movement of the account, advances for vessels’ acquisitions was as follows:

Balance, December 31, 2022	23,400,000

Other capitalized expenses	14,570

Balance, December 31, 2023	23,414,570

Transfer to vessels	(23,414,570)

Balance, December 31, 2024	—

The amount of $23,400,000 paid during 2022 represents total advances paid to related parties for the acquisition of the vessels Eco Oracle and Eco Wizard (Note 3). Both vessels were delivered to the Company in January 2024.